Label	Element	Value
MassMutual Select Mid-Cap Value Fund
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MASSMUTUAL SELECT FUNDS
MassMutual Select Mid-Cap Value Fund
(the “Fund”)
Supplement dated March 31, 2021 to the
Prospectus dated February 1, 2021 and the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective March 31, 2021, PanAgora Asset Management, Inc. (“PanAgora”) and Thompson, Siegel & Walmsley LLC (“TSW”) were added as subadvisers of the Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select Mid-Cap Value Fund
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Effective March 31, 2021, the following information replaces the information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (beginning on page 61 of the Prospectus):
The Fund invests primarily in equity securities of mid-capitalization companies that the Fund’s subadvisers believe are undervalued. The Fund is managed by three subadvisers, American Century Investment Management, Inc. (“American Century”), PanAgora Asset Management, Inc. (“PanAgora”), and Thompson, Siegel & Walmsley LLC (“TSW”), each being responsible for a portion of the portfolio, although they may manage different amounts of the Fund’s assets. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, stock futures contracts, stock index futures contracts, rights, and warrants. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the stocks of mid-cap companies. The Fund’s subadvisers currently define “mid-cap” companies as those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Index, excluding the largest 100 companies (as of February 28, 2021, between $673 million and $74.47 billion). The Fund’s dollar-weighted average market capitalization is expected to fall within the market capitalization range of companies included in the Russell Midcap® Index (as of February 28, 2021, between $673 million and $66.98 billion). The Fund typically invests most of its assets in equity securities of U.S. companies, but may gain exposure to non-U.S. issuers, including emerging markets issuers, through the purchase of foreign securities and American Depositary Receipts (“ADRs”). The Fund may also invest a portion of its assets in real estate investment trusts (“REITs”). The Fund may use futures contracts as a substitute for direct investments in equity securities. The Fund may but will not necessarily engage in foreign currency forward contracts to seek to hedge or to attempt to protect against adverse changes in currency exchange rates. Use of derivatives by the Fund may create investment leverage. The Fund may invest a portion of its assets in debt securities of companies and debt obligations of governments and their agencies, and other similar securities. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
American Century seeks to identify stocks of companies that it believes are undervalued at the time of purchase. American Century uses a value investment strategy that looks for companies that are temporarily out of favor in the market. American Century attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and the stock’s price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, American Century looks for companies with earnings, cash flows, and/or assets that may not be accurately reflected in the companies’ values, as determined by the managers. The managers also may consider whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase.
American Century may sell a stock from the Fund if, for example, in its judgment, a stock no longer meets its valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified, or specific events alter a stock’s prospects.
PanAgora predicates its investment decisions for the Fund on the belief that stock prices are largely driven by the fundamental strengths or weaknesses of an underlying company’s business and, therefore, certain measures are indicative of a company’s likely success or failure. In selecting securities for the Fund, PanAgora uses quantitative analyses to identify companies that it believes are experiencing a mismatch between its share price and the prospects of the company’s likely success or failure. This quantitative analysis combines in-depth fundamental insights with robust quantitative techniques, unique information, enhanced speed and process of the alpha forecast model, as well as diversification of alpha sources in an effort to protect downside risk. PanAgora’s sell discipline is integrated with its buy discipline to generate a portfolio that it believes has the most favorable risk/return characteristics. PanAgora generally will sell a security that may be poorly ranked by the alpha forecast model or that contributes to the Fund’s overall risk profile.
TSW seeks to invest in companies it believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community. In selecting investments for the Fund, TSW employs a relative value process utilizing a combination of quantitative and qualitative methods based on a four factor valuation screen designed to outperform the Russell Midcap Value Index. A portfolio composed of approximately 55-85 stocks is selected as a result of this process. TSW generally limits its investment universe to companies with a minimum of three years of operating history. From the screen approximately 20% of stocks are identified as candidates for further research. These are the stocks that rank the highest on the basis of the four factors. TSW identifies a subset of stocks for bottom-up fundamental analysis on a routine basis and explores numerous factors that might affect the outlook of the company. TSW generally considers selling a security when the catalyst for the investment is no longer valid, when TSW believes that another stock will have a higher expected return, or for portfolio risk management.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

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Effective March 31, 2021, the following information supplements the information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (beginning on page 62 of the Prospectus):
Quantitative Models Risk The portfolio managers use quantitative models as part of the idea generation process. Quantitative models are based upon many factors that measure individual securities relative to each other. Such models may not produce the intended results and can be adversely affected by errors or imperfections in the factors or the data on which measurements are based, changing sources of market return or market risk, or any technical issues with the design, construction, implementation, or maintenance of the models.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE